CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $)	Total USD ($)	Private Placement USD ($)	Debt Conversion and Accrued Interest USD ($)	Services and License Agreement USD ($)	Debt Conversion USD ($)	10% Convertible Preferred Stock USD ($)	Interest Payments USD ($)	Debt USD ($)	Common Shares	Common Shares Private Placement	Common Shares Debt Conversion and Accrued Interest	Common Shares Services and License Agreement	Common Shares Debt Conversion	Common Shares 10% Convertible Preferred Stock	Common Shares Interest Payments	Additional Paid-in Capital and Common Stock USD ($)	Additional Paid-in Capital and Common Stock Private Placement USD ($)	Additional Paid-in Capital and Common Stock Debt Conversion and Accrued Interest USD ($)	Additional Paid-in Capital and Common Stock Services and License Agreement USD ($)	Additional Paid-in Capital and Common Stock Debt Conversion USD ($)	Additional Paid-in Capital and Common Stock 10% Convertible Preferred Stock USD ($)	Additional Paid-in Capital and Common Stock Interest Payments USD ($)	Additional Paid-in Capital and Common Stock Debt USD ($)	Accumulated Deficit USD ($)
Beginning Balance at Sep. 30, 2009	$ 706,101															$ 10,009,677								$ (9,303,576)
Beginning Balance (in shares) at Sep. 30, 2009									19,243,669
Shares issued pursuant to debt conversion and accrued interest (in shares)											1,005,330
Shares issued pursuant to debt conversion and accrued interest			647,716															647,716
Shares issued pursuant to exercise of warrants (in shares)									18,972
Shares issued (in shares)										1,761,340
Shares issued		2,664,260															2,664,260
Share-based compensation (in shares)									824,726
Share-based compensation	2,285,184															2,285,184
Warrants issued in connection with debt instruments	152,463															152,463
Recognition of beneficial conversion features pursuant to debt modification	209,440															209,440
Net loss	(7,104,253)																							(7,104,253)
Ending Balance at Sep. 30, 2010	(439,089)															15,968,740								(16,407,829)
Ending Balance (in shares) at Sep. 30, 2010									22,854,037
Shares issued (in shares)										416,667		35,000
Shares issued		500,000		36,750													500,000		36,750
Share-based compensation	1,312,846															1,312,846
Net loss	(2,274,779)																							(2,274,779)
Ending Balance at Dec. 31, 2010	(864,272)															17,818,336								(18,682,608)
Beginning Balance (in shares) at Dec. 31, 2010									23,305,704
Shares issued pursuant to debt conversion and accrued interest (in shares)													503,408	60,000
Shares issued pursuant to debt conversion and accrued interest					462,067	75,000														462,067	75,000
Shares issued pursuant to exercise of warrants (in shares)									294,115
Shares issued pursuant to exercise of warrants	200															200
Shares issued (in shares)												484,940			33,426
Shares issued				654,308			36,183												654,308			36,183
Shares issued for dividend payments (in shares)									325,668
Shares issued for dividend payments	352,032															352,032
Share-based compensation	2,626,625															2,626,625
Recognition of beneficial conversion features - 10% convertible preferred stock						375,726															375,726
Recognition of beneficial conversion features pursuant to debt modification								600,000															600,000
Accretion of dividend on 10% convertible preferred stock	(528,652)															(528,652)
Accretion of beneficial conversion feature on 10% convertible preferred stock	(96,181)															(96,181)
Net loss	(8,061,805)																							(8,061,805)
Ending Balance at Dec. 31, 2011	$ (4,368,769)															$ 22,375,644								$ (26,744,413)
Ending Balance (in shares) at Dec. 31, 2011									25,007,261